Consolidated Statements of Equity - USD ($) $ in Millions	Total	MPC [Member]	Limited Partners Common Units [Member] Public [Member]	Limited Partners Common Units [Member] MPC [Member]	Limited Partners Class B Units [Member] Public [Member]	Limited Partners Subordinated Units [Member] MPC [Member]	General Partner [Member] MPC [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] MPC [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest | Predecessor [Member]		$ 285
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 1,399		$ 412	$ 57		$ 209	$ (32)		$ 468
Purchase of additional interest in Pipe Line Holdings	(910)			200			(638)		(472)
Partners' Capital Account, Public Sale of Units Net of Offering Costs	230		221				9
Payments of Distributions to Affiliates | Predecessor [Member]		(25)
Payments of Distributions to Affiliates	(25)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Portion Attributable to Temporary Equity | Predecessor [Member]		61
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Portion Attributable to Temporary Equity	239		31	27		58	5		57
Distributions to unitholders and general partner	(103)		(26)	(23)		(50)	(4)
Distributions to noncontrolling interest	(47)								(47)
Equity-based compensation	1		1
Contributions from noncontrolling interests	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest | Predecessor [Member]		321
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	784		639	261		217	(660)		6
Purchase of additional interest in Pipe Line Holdings	(12)						(6)		(6)
Payments of Distributions to Affiliates | Predecessor [Member]		0
Contribution from MPC | Predecessor [Member]		1
Contribution from MPC	1,280	1					1,280
Issuance of units	1		1
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Portion Attributable to Temporary Equity | Predecessor [Member]		176
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Portion Attributable to Temporary Equity	333		15	36		48	57	$ 1
Distributions to unitholders and general partner	(158)		(40)	(52)		(45)	(21)
Distributions to noncontrolling interest	(1)							(1)
Subordinated unit conversion				220		(220)
Non-Cash Contribution from MPC | Predecessor [Member]		194
Non-Cash Contribution from MPC		194							0
Equity-based compensation	17		17
Deferred income tax impact from changes in equity	(1)		1
Issuance of units in MarkWest Merger	7,495		7,060		$ 266		169
Noncontrolling interest assumed in MarkWest Merger	13							13
Contributions from noncontrolling interests	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest | Predecessor [Member]		692
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	9,946		7,691	465	266	0	819	13
Payments of Distributions to Affiliates | Predecessor [Member]		(104)
Payments of Distributions to Affiliates	(104)
Contribution from MPC	225	15		84			141
Partners' Capital Account, Contributions	(188)						(188)
Noncash Partner Capital Account Distributions	563						563
Issuance of units	792		776				16
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Portion Attributable to Temporary Equity | Predecessor [Member]		199
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Excluding Portion Attributable to Temporary Equity	393		(5)	6			191	2
Stockholders' Equity, Change in Reporting Entity | Predecessor [Member]		(332)
Stockholders' Equity, Change in Reporting Entity				669			(337)
Distributions to unitholders and general partner	(845)		(513)	(142)			(190)
Distributions to noncontrolling interest	(3)							(3)
Non-Cash Contribution from MPC | Predecessor [Member]		336
Non-Cash Contribution from MPC		336							$ 0
Equity-based compensation	6		6
Deferred income tax impact from changes in equity	17		2	13			2
Contributions from noncontrolling interests	6							6
Partners' Capital, Including Portion Attributable to Noncontrolling Interest | Predecessor [Member]		$ 791
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	$ 11,110		$ 8,086	$ 1,069	$ 133	$ 0	$ 1,013	$ 18